Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Accounts receivable
Receivables			$ 728,552	$ 668,980	$ 781,612
Allowance for doubtful accounts			(31,986)	(38,223)	(67,482)	$ (67,733)
Net receivables		$ 35,437	696,566	630,757	714,130
Interest income from accounts receivable	$ 0
Accounts receivable for passenger charges			$ 577,391	$ 486,650	$ 567,818